Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2021	December 31, 2020
Decommissioning and restoration provisions and other provisions (a)	$3,813	$3,484
Obligation to Neptune Bulk Terminals (b)	170	111
Derivative liabilities (net of current portion of $9 (2020 – $6))	51	26
ENAMI preferential dividend liability (Note 10(a))	78	30
QB2 variable consideration to IMSA (Note 10(a))	98	—
Other IMSA payable	61	60
Other liabilities	83	20
	$4,354	$3,731

a) Decommissioning and Restoration Provisions and Other Provisions

Summary of Movements in Provisions
The following table summarizes the movements in provisions for the year ended December 31, 2021:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
As at January 1, 2021	$3,342	$315	$3,657
Settled during the year	(90)	(38)	(128)
Change in discount rate	322	—	322
Change in amount and timing of cash flows	2	75	77
Accretion (Note 9)	151	4	155
Other	(4)	(56)	(60)
Changes in foreign exchange rates	2	(2)	—
As at December 31, 2021	3,725	298	4,023
Less current portion of provisions (Note 17)	(144)	(66)	(210)
Long-term provisions	$3,581	$232	$3,813